SUPPLEMENT DATED SEPTEMBER 1, 2010
TO

PROSPECTUSES DATED APRIL 30, 2010
FOR SUN LIFE FINANCIAL MASTERS ACCESS NY, SUN LIFE FINANCIAL MASTERS EXTRA NY,
SUN LIFE FINANCIAL MASTERS CHOICE NY, AND SUN LIFE FINANCIAL MASTERS FLEX NY

PROSPECTUSES DATED MAY 1, 2007
FOR SUN LIFE FINANCIAL MASTERS REWARD NY
AND SUN LIFE FINANCIAL MASTERS SELECT NY
and
PROSPECTUS DATED MAY 1, 2003
FOR FUTURITY ACCOLADE NY

ISSUED BY SUN LIFE INSURANCE AND ANNUITY COMPANY OF NEW YORK
SUN LIFE (N.Y.) VARIABLE ACCOUNT C

Effective November 15, 2010, the following funds of the Sun Capital Advisers Trust will change their name:

Current Name	New Name

SCSM Oppenheimer Large Cap Core Fund	SCSM BlackRock Large Cap Index Fund

SCSM Oppenheimer Main Street Small Cap Fund	SCSM BlackRock Small Cap Index Fund

Also effective on November 15, 2010, the sub-adviser to the funds will change to BlackRock Investment Management, LLC. Sun Capital Advisers LLC, our affiliate, continues to be the investment adviser to the SCSM BlackRock Large Cap Index Fund and SCSM BlackRock Small Cap Index Fund.

THIS SUPPLEMENT SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE.

SC Fund Name Change (NY) 9/2010